13F-HR
3/31/12

0000889780
koong@h3

NONE
1
Douglas L. Dethy
212-446-9330

DCCapital@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
     				SECURITIES AND EXCHANGE COMMISSION
     				     Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement.
				 [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Douglas L. Dethy
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Douglas L. Dethy	New York, New York May 9, 2012

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.  /s/ Douglas L. Dethy

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total: 26

Form 13F Information Table Value total:	$175,298

List of Other Included Managers:

No.	13F File Number		Name



<PAGE





   FORM 13F INFORMATION TABLE

        NAME OF ISSUER        TITLE OF    CUSIP     VALUE SHARES/  SH/PUT/ INVSTMT  OTHER  VOTING AUTHORITY
                                                   (x$1000PRN AMT  PRNCALLDISCRETN MANAGERS  SOLE   SHARED NONE

Allegheny Technologies Inc.      COM    01741R102    12351  300000 SH       Sole              300000
Bebe Stores Inc                  COM    075571109       65    7000 SH       Sole                7000
Body Central Acquisition Corp.   COM    09689U102      682   23500 SH       Sole               23500
BP plc                         ADR COM  055622104    13500  300000 SH       Sole              300000
Brunswick Corp                   COM    117043109     4635  180000 SH       Sole              180000
Carnival Corporation             COM    143658300     9624  300000 SH       Sole              300000
CBS Corporation                Class B  124857202    13564  400000 SH       Sole              400000       400000
Chico's FAS Inc                  COM    168615102      529   35000 SH       Sole               35000
Citigroup Inc                    COM    172967424     9138  250000 SH       Sole              250000
Clear Channel Outdoor Holdings Class A  18451C109     1197  150000 SH       Sole              150000
Commercial Vehicle Group Inc.    COM    202608105     4884  400000 SH       Sole              400000
Delta Air Lines Inc.             COM    247361702     8428  850000 SH       Sole              850000
Eaton Corporation                COM    278058102    19932  400000 SH       Sole              400000
Humana Inc                       COM    444859102     9248  100000 SH       Sole              100000
International Paper Co           COM    460146103    10530  300000 SH       Sole              300000
Johnson Controls Inc             COM    478366107     9744  300000 SH       Sole              300000
Liz Claiborne Inc                COM    539320101     2338  175000 SH       Sole              175000
Louisiana Pacific Corp           COM    546347105     9350 1000000 SH       Sole             1000000
MetLife, Inc.                    COM    59156R108     7470  200000 SH       Sole              200000
Newport Corp                     COM    651824104      237   13400 SH       Sole               13400
Noranda Aluminum Holding Corp.   COM    65542W107     5484  550000 SH       Sole              550000
Regis Corp                       COM    758932107      184   10000 SH       Sole               10000
Schlumberger Ltd                 COM    806857108    17483  250000 SH       Sole              250000
The Jones Group Inc              COM    48020T101      330   26250 SH       Sole               26250
United Continental Holding Inc   COM    910047109     4300  200000 SH       Sole              200000
Urban Outfitters Inc             COM    917047102       73    2500 SH       Sole                2500